Financial risk management (Tables)	12 Months Ended
Mar. 31, 2022
Financial Risk Management [Abstract]
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2022
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	—	20,075	40,205	738,955	—
Other non-current liabilities (1)	—	—	7,010	22,555	142
Trade payables	103,457	62,646	—	—	—
Other current liabilities (2)	14,987	10,978	—	—	—
Accrued liabilities (3)	19,954	8,516	—	—	—
Total	138,398	102,215	47,215	761,510	142

As of March 31, 2021
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	110	20,302	119,074	678,269	—
Other non-current liabilities (1)	—	—	9,396	18,903	1,175
Trade payables	99,067	48,410	—	—	—
Other current liabilities (2)	19,798	14,196	—	—	—
Accrued liabilities (3)	22,464	10,057	—	—	—
Total	141,439	92,965	128,470	697,172	1,175

As of March 31, 2020
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,176	15,584	20,759	645,015	—
Other non-current liabilities (1)	—	—	11,298	15,913	2,540
Trade payables	137,005	82,838	4,362	6,873	6,241
Other current liabilities (2)	21,956	14,753	272	(55)	1,197
Accrued liabilities (3)	25,501	10,251	83	103	1,339
Total	189,638	123,426	36,774	667,849	11,317
(1)The line items “Loans and borrowings” and “Other non-current liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT, withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 32.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 33.

Disclosure of Maturity Analysis for Derivative Financial Liabilities
The table below analyzes the Group's non-derivative financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the notional, undiscounted cash flows.

As of March 31, 2022
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	—	20,075	40,205	738,955	—
Other non-current liabilities (1)	—	—	7,010	22,555	142
Trade payables	103,457	62,646	—	—	—
Other current liabilities (2)	14,987	10,978	—	—	—
Accrued liabilities (3)	19,954	8,516	—	—	—
Total	138,398	102,215	47,215	761,510	142

As of March 31, 2021
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	110	20,302	119,074	678,269	—
Other non-current liabilities (1)	—	—	9,396	18,903	1,175
Trade payables	99,067	48,410	—	—	—
Other current liabilities (2)	19,798	14,196	—	—	—
Accrued liabilities (3)	22,464	10,057	—	—	—
Total	141,439	92,965	128,470	697,172	1,175

As of March 31, 2020
(EUR thousand)
	Less than 3 months	Between 3 months and 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
Loans and borrowings (1)	5,176	15,584	20,759	645,015	—
Other non-current liabilities (1)	—	—	11,298	15,913	2,540
Trade payables	137,005	82,838	4,362	6,873	6,241
Other current liabilities (2)	21,956	14,753	272	(55)	1,197
Accrued liabilities (3)	25,501	10,251	83	103	1,339
Total	189,638	123,426	36,774	667,849	11,317
(1)The line items “Loans and borrowings” and “Other non-current liabilities”, as presented in the table above, include future interest payments (capitalized interest in the case of Other non-current liabilities).
(2)For the purposes of this table, items where the counterparty is the tax authority such as “Personnel taxes” and “Input VAT, withholding tax” have been excluded from the line “Other current liabilities”. For further details on these excluded items see Note 32.
(3)For the purpose of this table, items where the counterparty is the tax authority such as “accrued social charges” have been excluded from the line “Accrued liabilities”. For further details on the excluded items see Note 33.

Disclosure of Reconciliation of Liabilities Arising from Financing Activities
This section presents a breakdown of net debt and details the movements in net debt for each of the periods presented:

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2021	(182,783)	111	720,745	12,578	19,122	569,773
Cash flows	129,126	731	—	(13,374)	—	116,483
Foreign exchange adjustments	565	(166)	—	(31)	(20)	348
Other changes	1,402	—	1,809	11,365	(7,783)	6,793
Net debt as of March 31, 2022	(51,690)	676	722,554	10,538	11,319	693,397

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2020	(226,139)	1,081	624,595	14,001	27,750	441,288
Cash flows	39,122	(884)	90,578	(15,031)	—	113,785
Foreign exchange adjustments	1,155	(86)	—	39	48	1,156
Other changes	3,079	—	5,572	13,569	(8,676)	13,544
Net debt as of March 31, 2021	(182,783)	111	720,745	12,578	19,122	569,773

(EUR thousand)
	Assets	Liabilities from financing activities
	Cash and cash equivalents	Borrowings due within 1 year	Borrowings due after 1 year	Lease liabilities due within 1 year	Lease liabilities due after 1 year	Total
Net debt as of April 1, 2019	(104,072)	2,102	622,398	13,713	32,420	566,561
Cash flows	(122,996)	(1,066)	—	(15,402)	—	(139,464)
Foreign exchange adjustments	929	45	—	(157)	(352)	465
Other changes	—	—	2,197	15,847	(4,318)	13,726
Net debt as of March 31, 2020	(226,139)	1,081	624,595	14,001	27,750	441,288

Disclosure of Fair Value Measurement of Assets
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826

As of March 31, 2021
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Other investments	—	—	753	753
-Other current receivables - Derivative financial instruments	—	231	—	231
Total assets	—	231	753	984
Liabilities
Financial liabilities at fair value through profit or loss
- Other current liabilities - Contingent consideration	—	—	9,618	9,618
- Other non-current financial liabilities - Put options	—	—	7,423	7,423
- Warrant liabilities - Public warrants	21,135	—	—	21,135
- Warrant liabilities - Private warrants	—	9,844	—	9,844
Total liabilities	21,135	9,844	17,041	48,020

As of March 31, 2020
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Other investments	—	—	3	3
-Other current receivables - Derivative financial instruments	—	742	—	742
Total assets	—	742	3	745

Disclosure of Fair Value Measurement of Liabilities
The table below discloses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
•Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
•Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2);
•Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

As of March 31, 2022
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through OCI
- Other investments	—	—	3,881	3,881
Total assets	—	—	3,881	3,881
Liabilities
Financial liabilities at fair value through profit or loss
- Other non-current financial liabilities - Put options	—	—	15,419	15,419
- Warrant liabilities - Public warrants	7,539	—	—	7,539
- Warrant liabilities - Private warrants	—	4,512	—	4,512
- Other current liabilities - Derivative financial instruments	—	356	—	356
Total liabilities	7,539	4,868	15,419	27,826

As of March 31, 2021
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Other investments	—	—	753	753
-Other current receivables - Derivative financial instruments	—	231	—	231
Total assets	—	231	753	984
Liabilities
Financial liabilities at fair value through profit or loss
- Other current liabilities - Contingent consideration	—	—	9,618	9,618
- Other non-current financial liabilities - Put options	—	—	7,423	7,423
- Warrant liabilities - Public warrants	21,135	—	—	21,135
- Warrant liabilities - Private warrants	—	9,844	—	9,844
Total liabilities	21,135	9,844	17,041	48,020

As of March 31, 2020
(EUR thousand)
	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
- Other investments	—	—	3	3
-Other current receivables - Derivative financial instruments	—	742	—	742
Total assets	—	742	3	745